Note 23 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,581	€ 2,632
Other long term employees benefits		454	466
Legal proceedings provision		686	685
Provisions commitments and guarantees given		748	770
Other provisions	[1]	390	380
Provisions		€ 4,859	€ 4,933

[1]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.